Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 23.7	$ 43.3
Reclassifications	$ 5.4	0.9
Impairment		$ 5.2
Asia [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage Of Capital Expenditure	68.40%	72.30%
Europe [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage Of Capital Expenditure	17.80%	21.10%
Americas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage Of Capital Expenditure	13.80%	6.60%